UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(D) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from

June 1, 2006 to June 30, 2006

Commission File Number of issuing entity: 333-124935-03

Harley-Davidson Motorcycle Trust 2006-2

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-124935

Harley-Davidson Customer Funding Corp.

(Exact name of depositor as specified in its charter)

Harley-Davidson Credit Corp.

(Exact name of sponsor specified in its charter)

Delaware

(State of other jurisdiction of incorporation or organization of the issuing entity)

51-6575354

(I.R.S. Employer Identification No.)

c/o Wilmington Trust Company Rodney Square North 1100 North Market Street Wilmington, Delaware (Address of principal executive offices of the issuing entity)	19890-0001 (Zip Code)

(302) 651-1000

(Telephone number, including area code)

Not Applicable

(Former name or former address, if changed since last report.)

Registered/reporting pursuant to (check one)

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Class A-1 Notes			X
Class A-2 Notes			X
Class B Notes			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☒  No ☐

PART I — DISTRIBUTION INFORMATION

Item 1.                    Distribution and Pool Performance Information.

The attached Monthly Report contains the distribution and pool performance information with respect to the motorcycle contracts which comprise the assets of Harley-Davidson Motorcycle Trust 2006-2.

PART II — OTHER INFORMATION

Item 9.                    Exhibits.

Exhibit No.	Document
99.1	Harley-Davidson Motorcycle Trust 2006-2 Monthly Report and Certificate of Servicing Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

HARLEY-DAVIDSON MOTORCYCLE TRUST 2006-2
(Issuing entity)

	By:	Harley-Davidson Credit Corp.,
as Servicer

	By:	/s/ Perry A. Glassgow
Perry A. Glassgow
Vice President and Treasurer

Date: July 28, 2006

EXHIBIT INDEX

Exhibit No.	Document
99.1	Harley-Davidson Motorcycle Trust 2006-2 Monthly Report and Certificate of Servicing Officer

Harley-Davidson Motorcycle Trust 2006-2
$450,000,000.00 5.36% Motorcycle Contract Backed Notes, Class A-1
$302,000,000.00 5.35% Motorcycle Contract Backed Notes, Class A-2
$48,000,000.00 5.58% Motorcycle Contract Backed Notes, Class B
Monthly Report
For the    July 17, 2006     Distribution Date

Capitalized terms are defined in the Sale and Servicing Agreement dated as of  May 1, 2006, as filed with the Securities and Exchange Commission.

Investment Earnings - Collection Account

Beginning of Due Period	6/1/2006
End of Due Period	6/30/2006
Determination Date	7/7/2006
Record Date	7/14/2006
Distribution Date	7/17/2006
Number of days in Interest Period (30/360 basis)	30

	Number	Cut-Off		Initial
Purchases	of Contracts	Date	Closing Date	Pool Balance
Initial Contracts	33,101	5/11/2006	5/31/2006	503,275,266.36
Subsequent Contracts	22,158	6/19/2006	6/23/2006	296,724,733.63
Total	55,259			$799,999,999.99

I. POOL BALANCE CALCULATION

Principal Balance of Contracts at beginning of Due Period		$492,189,471.36
Pre-Funded Amount at beginning of Due Period		296,724,733.64

Purchase of Subsequent Contracts		296,724,733.63
Reduction of Pre-Funded Amount at end of Due Period		(296,724,733.64)
Mandatory Redemption amount		0.01

Monthly principal amounts

Principal collections on Contracts outstanding at end of Due Period	8,898,029.47
Principal collections on Contracts paid off in full during Due Period	9,963,644.99
Balance of Contracts liquidated during Due Period	—
Balance of Contracts purchased by Seller or Servicer during Due Period	417,513.09
Other adjustments	1,036.68
Mandatory Redemption amount	0.01

Aggregate Principal Balance Decline		19,280,224.24

Aggregate Principal Balance at end of Due Period		769,633,980.76

Pool factor		0.9620425

II. NOTE PRINCIPAL BALANCE CALCULATION:
	Class A-1	Class A-2	Class B	Total
Original Note Balance	$450,000,000.00	$302,000,000.00	48,000,000.00	$800,000,000.00

Note balance at beginning of Due Period	438,914,205.00	302,000,000.00	48,000,000.00	$788,914,205.00

Principal Distributable Amount	19,280,224.23	—	—	19,280,224.23
Amounts otherwise distributable to Class B that have been distributed to Class A	—	—	—	—
Mandatory Redemption Amount	0.01	—	—	0.01
Note Principal Carryover Shortfall	—	—	—	—
Total principal paid	19,280,224.24	—	—	19,280,224.24

Note balance at end of Due Period	$419,633,980.76	$302,000,000.00	$48,000,000.00	$769,633,980.76

Note factor at beginning of Due Period	0.9753649	1.0000000	1.0000000
Note factor at end of Due Period	0.9325200	1.0000000	1.0000000

III. NOTE INTEREST DISTRIBUTABLE CALCULATION

		Interest Carryover				Note Monthly	Interest Carryover
	Note Balance	Shortfall			Interest	Interest	Shortfall	Note Interest
	at Beginning of	at Beginning of	Interest		Accrual	Distributable	at End of	Distributable
Class	Due Period	Due Period	Rate	Days	Basis	Amount	Due Period	Amount
A-1	$438,914,205.00	$—	5.36%	30	30/360	$1,960,483.45	$—	$1,960,483.45
A-2	302,000,000.00	—	5.35%	30	30/360	1,346,416.67	—	1,346,416.67
B	48,000,000.00	—	5.58%	30	30/360	223,200.00	—	223,200.00
Totals	$788,914,205.00	$—				$3,530,100.12	$—	$3,530,100.12

IV.CALCULATION OF AVAILABLE MONIES AND DISTRIBUTIONS

Available Monies:
Principal collections on Contracts during Due Period	$18,861,674.46
Interest collections on Contracts during Due Period	5,959,485.10
Net Liquidation Proceeds	—
Aggregate of Purchase Price for Contracts required to be purchased by Seller or Servicer	422,640.62
Advances made by Servicer	260,971.28
Amounts paid by Seller in connection with the optional repurchase of the Contracts	—
Carrying Charges from the Interest Reserve Account	—
Mandatory Redemption amount	0.01
Investment Earnings - Collection Account	1,782.76
Investment Earnings - Interest Reserve Account	16,687.69

Total Available Monies		25,523,241.92

Distribution of Available Monies in order of priority:
Mandatory Redemption amount to the Noteholders	0.01
Return of previous month’s Advances made by Servicer	86,804.77
Monthly Servicing Fee to the Servicer, including any unpaid Servicing Fees	410,157.89
Monthly Indenture Trustee Fee, including any unpaid Indenture Trustee Fees	1,413.47
Class A Note Interest Distributable Amount	3,306,900.12
First Priority Principal Distributable Amount to Class A	—
Class B Note Interest Distributable Amount	223,200.00
Class A Note Principal Distributable Amount	19,280,224.23
Class B Note Principal Distributable Amount	—

Total distribution of fees, interest and principal	23,308,700.49

Excess Amounts (Shortfall)		2,214,541.43

Amount withdrawn from Reserve Fund to cover Shortfall	—

Excess Amounts to Reserve Fund	2,214,541.43
Excess Amounts to Certificateholder	—

Total distribution of Available Monies		$25,523,241.92

V. ACCOUNT BALANCE INFORMATION

Calculation of Specified Reserve Fund Balance:
The greater of:
a) 2.00% of the Principal Balance of the Contracts at the end of the Due Period	$15,392,679.62
b) 1.00% of the aggregate initial note balance	8,000,000.00
c) If Reserve Fund Trigger Event has occurred, 6.00% of the Principal Balance of the Contracts	46,178,038.85
at the end of the Due Period
Specified Reserve Fund Balance		$15,392,679.62

Reserve Fund balance at beginning of Due Period		$4,755,914.42

Additions to Reserve Fund:
Additional deposit - Subsequent Reserve Fund Amount deposit	2,225,435.50
Additional deposit - Excess Amounts to Reserve Fund	2,214,541.43
Investment Earnings - Reserve Fund	513.87

Total additions		4,440,490.80

Withdrawals from Reserve Fund:
Amount withdrawn to cover Shortfall	—
Excess Reserve Fund balance to Servicer	—

Total withdrawals		—

Reserve Fund balance at end of Due Period		$9,196,405.22

Pre-Funding Account balance at beginning of Due Period		$296,724,733.64

Withdrawals from Pre-Funding Account:
Subsequent Contracts purchased	296,724,733.63
Mandatory Redemption amount	0.01

Pre-Funding Account balance at end of Due Period		$—

Interest Reserve Account balance at beginning of Due Period		$2,143,225.31

Additions to the Interest Reserve Account:
Investment Earnings - Interest Reserve Account		16,687.69

Withdrawals from the Interest Reserve Account:
Carrying Charges		—
Transfer of Investment Earnings to Collection Account		16,687.69
Excess Interest Reserve Amount to Depositor		2,143,225.31

Interest Reserve Account balance at end of Due Period		$—

Number of months since Closing Date	2
Trigger Status? Yes or No	No

Monthly Losses		Number of Contracts	Amount	% of Principal Balance at beginning of Due Period
	Principal Balance of Liquidated Contracts for the Due Period	0	$—	0.000%

	Less:
	Net Liquidation Proceeds for the Due Period	0	—	0.000%

	Net Liquidation Losses for the Due Period		—	0.000%

	Annualized Net Liquidation Losses			0.000%

Average Loss Ratio	Annualized Net Liquidation Losses - current Distribution Date		0.000%
	Annualized Net Liquidation Losses - prior Distribution Date		0.000%
	Annualized Net Liquidation Losses - second prior Distribution Date		0.000%
	Three-month Average Loss Ratio		0.000%

	Exceeds Reserve Fund Trigger Event threshold? Yes or No		No

	Months	Trigger Threshold
	1-24	3.500%
	25 or greater	3.250%

Cumulative Losses		Number of Contracts	Amount	% of Initial Principal Balance at
	Cumulative Liquidated Contracts	—	—	0.000%
	Cumulative Net Liquidation Proceeds	—	—	0.000%
	Cumulative Net Liquidation Losses		—	0.000%

	Average net loss (amount of cumulative Net Liquidation Losses / number of cumulative Liquidated Contracts)		—

Cumulative Loss Ratio	Cumulative Loss Ratio		0.000%

	Exceeds Reserve Fund Trigger Event threshold? Yes or No		No

	Months	Trigger Threshold
	1-12	1.750%
	13-24	2.500%
	25-36	3.000%
	37 or greater	3.250%

Delinquencies	Days Delinquent	Number of Contracts	Principal Balance	Delinquent Interest Amount	% of Principal Balance at Beginning of Due Period
	30-59	552	$7,395,469.17	$218,271.24	1.503%
	60-89	63	881,278.22	42,700.04	0.179%
	90-119	0	0.00	—	0.000%
	120+	0	0.00	—	0.000%
	Totals	615	$8,276,747.39	$260,971.28	1.682%

	60+ Delinquency Amount	63	$881,278.22		0.179%

Average Delinquency Ratio	Delinquency Ratio - current Distribution Date		0.179%
	Delinquency Ratio - prior Distribution Date		0.000%
	Delinquency Ratio - second prior Distribution Date		0.000%
	Three-month Average Delinquency Ratio		0.060%

	Exceeds Reserve Fund Trigger Event threshold? Yes or No		No

	Months	Trigger Threshold%
	1-12	2.500%
	13-24	3.000%
	25-36	3.500%
	37 or greater	4.000%

	Beginning of	End of
Contract Data	Due Period	Due Period
Number of Contracts	32,690	54,035
Principal Balance of Contracts	492,189,471.36	769,633,980.76
Weighted average original term	75.96	76.05
Weighted average remaining term	74.18	72.43
Weighted average age	1.78	3.62
One month prepayments (ABS)	1.31%	1.94%
Weighted average Contract Rate	11.99%	11.94%

	Principal Balance	% of Principal Balance at
Contract Rate	of Contracts	End of Due Period
0.000% - 5.000%	$819,660.85	0.11%
5.001% - 10.000%	301,313,182.08	39.15%
10.001% - 15.000%	327,411,617.69	42.54%
15.001% - 20.000%	71,911,652.19	9.34%
20.001% or greater	68,177,867.95	8.86%

Advances made by Servicer in current Due Period	$260,971.28
Unreimbursed Advances due to Servicer	86,804.77
Number of Contracts purchased by Seller or Servicer	26
Principal Balance of Contracts purchased by Seller or Servicer	417,513.09
Purchase Price of Contracts purchased by Seller or Servicer	422,640.62

1.                  Information regarding material changes to the definition or determination of delinquencies, charge-offs and uncollectible accounts:

None

2.                  Information regarding any material modifications, extensions or waivers to contract terms, fees, penalties or payments during the distribution period or that have cumulatively become material over time:

None

3.                  Information regarding material breaches of contract representations or warranties or transaction covenants:

None

4.                  Information regarding any new issuance of asset-backed securities backed by the same contracts:

None

5.                  Information regarding any contract changes (other than in connection with a contract converting into cash in accordance with its terms), such as additions or removals in connection with a pre-funding period, including any material changes in the solicitation, credit-granting, underwriting, origination, acquisition or pool selection criteria or procedures, as applicable, used to originate, acquireor select the new pool of contracts:

On June 23, 2006, Subsequent Contracts with a Principal Balance of $296,724,733.63 were purchased by the Trust.
See information in this Monthly Report and below. The Funding Period has subsequently ended.

6.                  During the pre-funding period, if applicable, information regarding originators, pool contracts or significant obligors pursuant to Item 1121(b) of Regulation AB:

Aggregate composition of Initial Contracts and Subsequent Contracts as of each respective Cutoff Date:

Aggregate Principal Balance	$799,999,999.99
Number of Contracts	55,259
Average Principal Balance	$14,477.28
Weighted average Contract Interest Rate	11.906%
(Range)	0.90% to 22.99%
Weighted average original term (in months)	76.57
(Range)	12 to 84
Weighted average remaining term (in months)	74.30
(Range)	3 to 84
Weighted average FICO® score	691
(Range)	415 to 843
Geographic concentration
Texas	9.03%
California	7.92%
Florida	6.93%
(No other state represented more than 5.00% of the aggregate Principal Balance of the Contracts.)

7.                  Information regarding derivatives:

Not applicable